Net income (loss) per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net income (loss)	$ 4,187	$ (16,796)	$ (24,959)
Basic weighted average number of shares outstanding (in shares)	16,440,760	14,958,704	10,348,879
Diluted weighted average number of shares outstanding (in shares)	17,034,812	14,958,704	10,348,879
Stock options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	889,685	713,918.000	968,397
Share purchase warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	3,391,844	3,417,840	3,779,245